Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

September 1, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses for the iShares Environmentally Aware Real Estate ETF, iShares Global Clean Energy ETF, iShares Global REIT ETF, iShares International Developed Real Estate ETF and iShares International Select Dividend ETF and the Prospectuses and Statement of Additional Information for the following Trust funds, each dated September 1, 2023, do not differ from those contained in Post-Effective Amendment No. 2,668 to the Trust’s Registration Statement on Form N-1A, filed electronically on August 23, 2023:

iShares Cohen & Steers REIT ETF

iShares Core Dividend ETF

iShares Core Dividend Growth ETF

iShares Core High Dividend ETF

iShares Core U.S. REIT ETF

iShares Dow Jones U.S. ETF

iShares Morningstar Growth ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Morningstar U.S. Equity ETF

iShares Morningstar Value ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares Select Dividend ETF

iShares U.S. Basic Materials ETF

iShares U.S. Consumer Discretionary ETF

iShares U.S. Consumer Staples ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Industrials ETF

iShares U.S. Technology ETF

iShares U.S. Transportation ETF

iShares U.S. Utilities ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary